ORGANIZATION AND PRINCIPAL ACTIVITIES - Setup new subsidiaries (Details)	Feb. 28, 2025	Jan. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Zhejiang Kaixin Changxing
ORGANIZATION AND PRINCIPAL ACTIVITIES
Equity interest	51.00%
Zhejiang Kaixin Zhihui Auto Co Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Equity interest		100.00%
Zhejiang Kaixin Yuanman Automobile Trading Co. Ltd
ORGANIZATION AND PRINCIPAL ACTIVITIES
Equity interest			100.00%
Three subsidiaries | Three subsidiaries
ORGANIZATION AND PRINCIPAL ACTIVITIES
Equity interest				70.00%